STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	50,000,000		50,000,000	50,000,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock	$ 75,000	$ 471,967	$ 1,238,430	$ 1,412,050
Proceeds from sale of stock			1,267,115	1,433,050
Stock-based compensation	$ 137,356	$ 600,000	$ 2,264,081	$ 0
Consultants [Member]
Class of Stock [Line Items]
Number of stock sold			443,143
Stock-based compensation			$ 451,081
Other prepaid expenses			557,054
Prepaid expenses			235,375
Chief Executive Officer [Member]
Class of Stock [Line Items]
Officer compensation			$ 200,000
Common Stock [Member]
Class of Stock [Line Items]
Number of stock sold			814,740	984,701
Proceeds from sale of stock			$ 814	$ 985
Stock-based compensation			$ 1,810,000
Stock shares issued for services			740,000
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price				$ 0.50
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price				$ 1.50
Common Stock [Member] | Various Investors [Member]
Class of Stock [Line Items]
Number of stock sold	30,000	314,644		984,701
Share price	$ 2.50		$ 1.50
Proceeds from Issuance of Common Stock	$ 75,000	$ 471,967	$ 1,265,615	$ 1,412,050
Offering costs		$ 19,246	28,685	68,499
Number of warrants issued		75,000
Exercise price	$ 5.00
Expiry term	2 years
Subscriptions receivable			0	$ 1,500
Common Stock [Member] | Various Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price		$ 0.50
Common Stock [Member] | Various Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price		$ 1.50
Preferred Stock [Member]
Class of Stock [Line Items]
Subscriptions receivable			$ 400,000
Stock shares issued for services			300,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000	1,000,000
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights	The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.		The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	560,000		560,000	260,000
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Series B Preferred Stock [Member] | Various Investors [Member]
Class of Stock [Line Items]
Number of stock sold					260,000
Share price					$ 2.50
Proceeds from sale of stock					$ 650,000